Reverse Recapitalization (Details) - Schedule of Recapitalization - Business Combination [Member] - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2024		Dec. 31, 2023
Closing proceeds
Proceeds from issuance of common stock		$ 1,667		$ 1,667
Proceeds from issuance of PIPE warrants				10,210
Proceeds from issuance of senior convertible promissory notes with warrants				10,000
Closing disbursements
Less: Payment of Graf deferred underwriter fees				(1,250)
Less: Payment of Graf transaction costs at Closing	[1]			(7,456)
Less: Payment of Legacy NKGen transaction costs at Closing				(2,089)
Net cash proceeds from the Business Combination at Closing		9,661		9,661
Net cash proceeds from the Business Combination		7,572		7,572
Noncash activity
Conversion of legacy NKGen convertible promissory notes				18,913
Less: Operating liabilities assumed from Graf		(860)		(860)
Liability-classified instruments
Less: Fair value of PIPE warrants		10,210		(10,210)
Less: Fair value of forward purchase derivative liability		20,201		(20,201)
Less: Fair value of senior convertible promissory notes(2)		9,707	[2]	(9,707)	[3]
Less: Fair value of private warrants		1,841		(1,841)
Less: Fair value of working capital warrants		204		(204)
Net equity impact of the Business Combination		23,876		(23,876)
Legacy NKGen [Member]
Closing disbursements
Less: Payment of Legacy NKGen transaction costs at Closing				(3,510)
Noncash activity
Less: Unpaid transaction costs		1,938		(1,938)
Graf Acquisition Partners IV LLC [Member]
Noncash activity
Less: Unpaid transaction costs		$ 5,400	[4]	$ (5,400)	[1]

[1]	The Graf transaction costs includes a $4.0 million accrual related to a certain vendor to be paid in cash and common stock of $2.0 million each. At Closing, a cash payment of $1.3 million was disbursed to this vendor. The remaining $2.7 million amount was recognized as a component of the unpaid transaction costs assumed from Graf, of which $0.7 million
[2]	Represents allocated fair value.
[3]	Represents allocated fair value.
[4]	The Graf transaction costs includes a $4.0 million accrual related to a certain vendor to be paid in cash and common stock of $2.0 million each. At Closing, a cash payment of $1.3 million was disbursed to this vendor. The remaining $2.7 million amount was recognized as a component of the unpaid transaction costs assumed from Graf, of which $0.7 million represents a cash settlement obligation, and the remaining $2.0 million represents an obligation to issue a variable number of shares for a fixed monetary amount which was accounted for as a liability under ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Under ASC 480, the obligation to issue shares is not subsequently measured at fair value with changes recorded in earnings because the monetary amount is fixed.